Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001514183
Document Type	POS AM
Entity Registrant Name	SILO PHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Emerging Growth Company	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1, as amended (SEC File No. 333-286777) (the “Original Registration Statement”), of Silo Pharma, Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on May 15, 2025.The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of 2,416,670 Series A-1 Warrants to Purchase Shares of Common Stock, 2,356,670 Series A-2 Warrants to Purchase Shares of Common Stock, Placement Agent Warrants to Purchase up to 250,000 Shares of Common Stock (collectively, the Warrants”) and up to 5,023,340 Shares of Common Stock Underlying the Common Stock Purchase Warrants and the Placement Agent Warrants (the “Warrant Shares”). The Warrants and Warrant Shares were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on March 27, 2026, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were previously paid.
Amendment Flag	true